Condensed Statements of Stockholders' Deficit (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CondensedStatementsOfStockholdersDeficitLineItems [Line Items]
Balance	$ (24,305)	$ (8,467)	$ (8,467)	$ (3,878)
Stock-based compensation	176	976	1,067	2,154
Net loss	(5,213)	(11,934)	(15,383)	(6,762)
Common stock repurchase		(2,903)	(2,903)
Exercise of stock options		12	12
Gain on extinguishment recorded as a capital transaction		343	343
Issuance of shares upon repayment of 2023 Promissory Notes	3	888	899
Premium from extinguishment of payable		70
Foreign currency translation	8	49	57	(6)
Balance	$ (28,940)	(20,965)	(24,305)	(8,467)
Previously Reported [Member]
CondensedStatementsOfStockholdersDeficitLineItems [Line Items]
Balance		(8,467)	(8,467)
Stock-based compensation		1,170
Net loss		(12,128)
Common stock repurchase		(2,903)
Exercise of stock options		12
Gain on extinguishment recorded as a capital transaction		343
Issuance of shares upon repayment of 2023 Promissory Notes		888
Premium from extinguishment of payable		70
Foreign currency translation		49
Balance		(20,965)		(8,467)
Revision of Prior Period, Reclassification, Adjustment [Member]
CondensedStatementsOfStockholdersDeficitLineItems [Line Items]
Balance
Stock-based compensation		(194)
Net loss		194
Common stock repurchase
Exercise of stock options
Gain on extinguishment recorded as a capital transaction
Issuance of shares upon repayment of 2023 Promissory Notes
Premium from extinguishment of payable
Foreign currency translation
Balance